Borrowings - Summary of Debt Securities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Borrowings [abstract]
General Borrowings	₩ 40,859,845		₩ 32,312,859
Bonds sold under repurchase agreements and others	14,374,863		16,334,365
Call money	1,677,666		1,179,932
Total	₩ 56,912,374	$ 48,007,064	₩ 49,827,156